UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21745

Investment Company Act File Number

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2014

Date of Reporting Period

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

September 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.7%

Security	Shares	Value
Aerospace & Defense — 1.7%
Airbus Group NV	56,122	$3,527,853
General Dynamics Corp.	6,866	872,600
Honeywell International, Inc.	59,872	5,575,280
L-3 Communications Holdings, Inc.	5,966	709,477
Northrop Grumman Corp.	15,716	2,070,740
Raytheon Co.	46,494	4,724,720
Rolls-Royce Holdings PLC(1)	272,487	4,240,891
Textron, Inc.	43,608	1,569,452

		$23,291,013

Air Freight & Logistics — 0.3%
Deutsche Post AG	61,060	$1,946,291
Expeditors International of Washington, Inc.	33,631	1,364,746
United Parcel Service, Inc., Class B	2,894	284,451

		$3,595,488

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	10,200	$368,163
Compagnie Generale des Etablissements Michelin, Class B	26,277	2,475,051
Dana Holding Corp.	46,794	897,041
Denso Corp.	60,300	2,782,017
Johnson Controls, Inc.	60,056	2,642,464
Toyoda Gosei Co., Ltd.	12,800	249,877
Toyota Industries Corp.	6,400	309,617
Yokohama Rubber Co., Ltd. (The)	151,000	1,308,457

		$11,032,687

Automobiles — 1.3%
Daimler AG	132,059	$10,084,941
Ford Motor Co.	47,101	696,624
Honda Motor Co., Ltd.	98,400	3,376,088
Isuzu Motors, Ltd.	99,500	1,407,168
Mazda Motor Corp.	49,000	1,232,569
Toyota Motor Corp.	21,500	1,265,041

		$18,062,431

Banks — 5.9%
Banco Bilbao Vizcaya Argentaria SA	1,093,541	$13,161,277
Banco Santander SA	526,565	5,041,136
Bank of America Corp.	125,000	2,131,250
Barclays PLC	1,076,485	3,959,505
BB&T Corp.	24,850	924,669
BNP Paribas SA	92,220	6,120,474
Citigroup, Inc.	12,000	621,840
Credit Agricole SA	243,088	3,664,190
Danske Bank A/S	77,886	2,111,312
Fifth Third Bancorp	112,006	2,242,360
First Horizon National Corp.	39,470	484,692

Security	Shares	Value
Hiroshima Bank, Ltd. (The)	87,000	$427,509
HSBC Holdings PLC	499,100	5,071,498
Huntington Bancshares, Inc.	307,053	2,987,626
Intesa Sanpaolo SpA	877,898	2,650,134
JPMorgan Chase & Co.	63,787	3,842,529
KBC Groep NV(1)	22,722	1,206,221
KeyCorp	238,919	3,184,790
Lloyds Banking Group PLC(1)	1,918,446	2,386,676
Mizuho Financial Group, Inc.	155,441	277,492
PNC Financial Services Group, Inc. (The)	41,011	3,509,721
Shinsei Bank, Ltd.	390,000	837,088
Standard Chartered PLC	301,123	5,554,172
Sumitomo Mitsui Financial Group, Inc.	8,108	330,356
SunTrust Banks, Inc.	19,446	739,531
U.S. Bancorp	20,850	872,156
UniCredit SpA	326,003	2,561,043
Wells Fargo & Co.	58,068	3,011,987
Zions Bancorporation	36,722	1,067,141

		$80,980,375

Beverages — 1.4%
Coca-Cola Co. (The)	100,476	$4,286,306
Constellation Brands, Inc., Class A(1)	33,994	2,962,917
Heineken Holding NV	24,773	1,635,629
Heineken NV	8,449	631,005
Kirin Holdings Co., Ltd.	59,000	782,737
PepsiCo, Inc.	75,676	7,044,679
Pernod-Ricard SA	15,528	1,757,471
Takara Holdings, Inc.	84,000	639,591

		$19,740,335

Biotechnology — 3.5%
Amgen, Inc.	86,623	$12,167,067
BioMarin Pharmaceutical, Inc.(1)	19,589	1,413,542
Celgene Corp.(1)	140,390	13,306,164
Gilead Sciences, Inc.(1)	188,069	20,019,945
Regeneron Pharmaceuticals, Inc.(1)	4,161	1,500,124

		$48,406,842

Building Products — 0.3%
Asahi Glass Co., Ltd.	38,776	$210,352
Daikin Industries, Ltd.	63,100	3,914,288

		$4,124,640

Capital Markets — 1.3%
Affiliated Managers Group, Inc.(1)	4,285	$858,543
Deutsche Bank AG	104,605	3,652,545
Franklin Resources, Inc.	30,712	1,677,182
GAM Holding AG	58,376	1,005,601
Julius Baer Group, Ltd.	76,144	3,402,663
Lazard, Ltd., Class A	48,066	2,436,946
Morgan Stanley	79,502	2,748,384
State Street Corp.	25,132	1,849,967

		$17,631,831

Security	Shares	Value
Chemicals — 2.3%
Air Products and Chemicals, Inc.	32,423	$4,220,826
Akzo Nobel NV	10,908	746,338
BASF SE	80,346	7,328,947
Daicel Corp.	51,000	551,935
Dow Chemical Co. (The)	14,120	740,453
Eastman Chemical Co.	22,750	1,840,248
Johnson Matthey PLC	82,005	3,867,093
Kaneka Corp.	57,000	319,329
Linde AG	16,210	3,102,747
Mitsubishi Gas Chemical Co., Inc.	55,000	350,665
Monsanto Co.	4,840	544,548
Nitto Denko Corp.	39,400	2,157,393
Shin-Etsu Chemical Co., Ltd.	34,500	2,260,411
Showa Denko K.K.	236,000	309,713
Solvay SA	5,637	865,751
Sumitomo Chemical Co., Ltd.	136,000	485,750
Toray Industries, Inc.	66,000	436,324
Tosoh Corp.	173,000	701,915

		$30,830,386

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	53,800	$3,205,103
Waste Management, Inc.	47,101	2,238,711

		$5,443,814

Communications Equipment — 2.2%
Cisco Systems, Inc.	547,974	$13,792,506
QUALCOMM, Inc.	214,633	16,048,109
Riverbed Technology, Inc.(1)	30,121	558,594

		$30,399,209

Construction & Engineering — 0.3%
Chiyoda Corp.	69,000	$763,035
Ferrovial SA	81,605	1,578,775
JGC Corp.	67,000	1,830,544

		$4,172,354

Construction Materials — 0.2%
CRH PLC	62,332	$1,415,578
Imerys SA	4,825	355,685
Lafarge SA	4,914	353,643

		$2,124,906

Consumer Finance — 0.5%
American Express Co.	45,990	$4,025,965
Credit Saison Co., Ltd.	45,600	878,694
Navient Corp.	50,603	896,179
SLM Corp.	50,603	433,162

		$6,234,000

Containers & Packaging — 0.1%
Sealed Air Corp.	27,433	$956,863
Toyo Seikan Kaisha, Ltd.	25,700	318,604

		$1,275,467

Security	Shares	Value
Distributors — 0.4%
Genuine Parts Co.	37,642	$3,301,580
LKQ Corp.(1)	61,930	1,646,719

		$4,948,299

Diversified Consumer Services — 0.0%(2)
Benesse Holdings, Inc.	12,400	$406,817

		$406,817

Diversified Financial Services — 1.0%
Berkshire Hathaway, Inc., Class B(1)	16,883	$2,332,218
CME Group, Inc.	4,775	381,785
Deutsche Boerse AG	11,870	797,079
Groupe Bruxelles Lambert SA	4,239	388,285
ING Groep NV(1)	203,360	2,890,603
Investor AB, Class B	56,000	1,971,740
McGraw Hill Financial, Inc.	27,142	2,292,142
Moody’s Corp.	18,539	1,751,935
ORIX Corp.	41,300	570,165

		$13,375,952

Diversified Telecommunication Services — 1.8%
AT&T, Inc.	146,738	$5,171,047
Belgacom SA	25,589	890,911
BT Group PLC	454,642	2,788,777
Deutsche Telekom AG	220,347	3,335,294
Frontier Communications Corp.	60,044	390,886
Orange SA	55,102	822,266
Telefonica SA	180,183	2,782,782
Verizon Communications, Inc.	171,611	8,578,834

		$24,760,797

Electric Utilities — 0.8%
Acciona SA	8,786	$655,842
Duke Energy Corp.	20,897	1,562,469
Edison International	51,169	2,861,370
Enel SpA	375,898	1,988,544
Fortum Oyj	63,829	1,556,275
Hokkaido Electric Power Co., Inc.(1)	104,600	849,350
Iberdrola SA	72,714	519,752
Pepco Holdings, Inc.	18,841	504,185

		$10,497,787

Electrical Equipment — 0.7%
ABB, Ltd.	292,957	$6,553,323
Fujikura, Ltd.	69,000	332,179
Legrand SA	47,726	2,480,011
Mabuchi Motor Co., Ltd.	5,000	436,234

		$9,801,747

Electronic Equipment, Instruments & Components — 1.0%
Alps Electric Co., Ltd.	153,700	$2,642,083
Corning, Inc.	19,975	386,317
InvenSense, Inc.(1)	18,988	374,633
Keyence Corp.	1,210	525,366
Knowles Corp.(1)	3,712	98,368
Kyocera Corp.	107,400	5,016,328

Security	Shares	Value
OMRON Corp.	16,500	$749,892
Taiyo Yuden Co., Ltd.	124,900	1,397,971
TDK Corp.	49,100	2,746,665

		$13,937,623

Energy Equipment & Services — 0.8%
CGG SA(1)	31,600	$287,914
Halliburton Co.	50,931	3,285,559
Schlumberger, Ltd.	62,861	6,392,335
Technip SA	9,124	765,375

		$10,731,183

Food & Staples Retailing — 1.2%
Carrefour SA	208,600	$6,442,503
CVS Health Corp.	80,429	6,401,344
Seven & i Holdings Co., Ltd.	72,700	2,819,771
UNY Group Holdings Co., Ltd.	76,200	405,001
Wal-Mart Stores, Inc.	13,122	1,003,439

		$17,072,058

Food Products — 3.2%
Campbell Soup Co.	14,087	$601,937
Kraft Foods Group, Inc.	56,682	3,196,865
Mondelez International, Inc., Class A	238,500	8,172,202
Nestle SA	322,714	23,716,567
Nissin Foods Holdings Co., Ltd.	11,700	607,498
Toyo Suisan Kaisha, Ltd.	6,000	199,232
Unilever NV	173,549	6,887,319
Yakult Honsha Co., Ltd.	15,300	803,586

		$44,185,206

Gas Utilities — 0.1%
Gas Natural SDG SA	3,226	$94,898
Snam SpA	175,073	966,719

		$1,061,617

Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	113,910	$4,737,517
Analogic Corp.	10,189	651,688
Covidien PLC	51,806	4,481,737
Hologic, Inc.(1)	17,554	427,089
Medtronic, Inc.	35,589	2,204,739
Olympus Corp.(1)	65,500	2,348,877
Terumo Corp.	62,400	1,497,058

		$16,348,705

Health Care Providers & Services — 1.0%
DaVita HealthCare Partners, Inc.(1)	17,963	$1,313,814
Express Scripts Holding Co.(1)	30,000	2,118,900
McKesson Corp.	22,301	4,341,335
Team Health Holdings, Inc.(1)	17,059	989,251
Tenet Healthcare Corp.(1)	32,112	1,907,132
UnitedHealth Group, Inc.	34,811	3,002,449

		$13,672,881

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.1%
Accor SA	26,214	$1,160,971
Bally Technologies, Inc.(1)	8,316	671,101
International Game Technology	29,429	496,467
Marriott International, Inc., Class A	10,655	744,785
McDonald’s Corp.	57,900	5,489,499
Six Flags Entertainment Corp.	35,954	1,236,458
Yum! Brands, Inc.	68,297	4,916,018

		$14,715,299

Household Durables — 0.3%
Casio Computer Co., Ltd.	63,200	$1,056,150
Nikon Corp.	37,500	542,367
PulteGroup, Inc.	70,920	1,252,447
Sekisui Chemical Co., Ltd.	61,000	701,068

		$3,552,032

Household Products — 1.0%
Clorox Co. (The)	18,837	$1,809,106
Colgate-Palmolive Co.	7,994	521,369
Henkel AG & Co. KGaA, PFC Shares	18,309	1,822,703
Kimberly-Clark Corp.	23,485	2,526,281
Procter & Gamble Co. (The)	47,352	3,965,257
Reckitt Benckiser Group PLC	25,431	2,198,704
Unicharm Corp.	37,200	847,840

		$13,691,260

Industrial Conglomerates — 1.8%
3M Co.	42,568	$6,031,034
General Electric Co.	134,944	3,457,266
Nisshinbo Holdings, Inc.	109,000	916,570
Siemens AG	113,166	13,465,853
Toshiba Corp.	93,000	431,723

		$24,302,446

Insurance — 4.3%
ACE, Ltd.	23,988	$2,515,621
Ageas NV SA	22,500	745,969
Allianz SE	69,106	11,155,907
Allstate Corp. (The)	16,927	1,038,810
Assicurazioni Generali SpA	235,416	4,935,988
Cincinnati Financial Corp.	56,776	2,671,311
Delta Lloyd NV	38,000	915,623
Hartford Financial Services Group, Inc.	48,969	1,824,095
Lincoln National Corp.	27,116	1,452,875
Marsh & McLennan Cos., Inc.	85,867	4,494,279
MetLife, Inc.	92,093	4,947,236
MS&AD Insurance Group Holdings, Inc.	48,200	1,051,344
Principal Financial Group, Inc.	44,331	2,326,048
Prudential Financial, Inc.	37,177	3,269,345
Prudential PLC	349,752	7,775,455
SCOR SE	63,370	1,979,223
Sony Financial Holdings, Inc.	6,900	111,606
Standard Life PLC	479,801	3,210,409
Swiss Life Holding AG	8,264	1,969,261
T&D Holdings, Inc.	54,600	701,602

		$59,092,007

Security	Shares	Value
Internet & Catalog Retail — 2.1%
Amazon.com, Inc.(1)	49,368	$15,918,218
Netflix, Inc.(1)	6,326	2,854,165
Priceline Group, Inc. (The)(1)	7,876	9,124,976
Shutterfly, Inc.(1)	21,804	1,062,727

		$28,960,086

Internet Software & Services — 4.4%
eBay, Inc.(1)	94,830	$5,370,223
Facebook, Inc., Class A(1)	163,423	12,916,954
Google, Inc., Class A(1)	32,847	19,327,503
Google, Inc., Class C(1)	32,847	18,964,544
LinkedIn Corp., Class A(1)	7,885	1,638,424
United Internet AG	32,975	1,400,063

		$59,617,711

IT Services — 1.7%
Accenture PLC, Class A	6,228	$506,461
Amadeus IT Holding SA, Class A	24,489	914,205
AtoS	5,628	407,557
Cap Gemini SA	44,329	3,178,990
Cognizant Technology Solutions Corp., Class A(1)	125,064	5,599,115
Fidelity National Information Services, Inc.	51,873	2,920,450
Indra Sistemas SA	100,870	1,412,280
International Business Machines Corp.	21,067	3,999,149
MasterCard, Inc., Class A	32,320	2,389,094
Nomura Research Institute, Ltd.	6,800	219,912
NTT Data Corp.	29,100	1,049,699
Obic Co., Ltd.	7,300	261,248
Otsuka Corp.	7,800	310,566
Western Union Co.	19,046	305,498

		$23,474,224

Leisure Products — 0.1%
Hasbro, Inc.	21,651	$1,190,697

		$1,190,697

Life Sciences Tools & Services — 0.3%
Agilent Technologies, Inc.	13,037	$742,848
PerkinElmer, Inc.	27,425	1,195,730
Thermo Fisher Scientific, Inc.	17,359	2,112,591

		$4,051,169

Machinery — 1.8%
Caterpillar, Inc.	22,215	$2,199,951
Dover Corp.	7,424	596,370
Ebara Corp.	278,000	1,666,491
FANUC Corp.	48,127	8,703,898
IHI Corp.	213,000	1,103,838
Japan Steel Works, Ltd.	24,000	96,426
Kawasaki Heavy Industries, Ltd.	107,000	427,790
Komatsu, Ltd.	67,800	1,566,935
Kurita Water Industries, Ltd.	6,200	138,302
Makita Corp.	6,700	378,495
MAN AG	10,039	1,129,726
NSK, Ltd.	32,000	456,418
Okuma Corp.	32,000	255,761

Security	Shares	Value
Pall Corp.	20,538	$1,719,031
Parker-Hannifin Corp.	7,147	815,830
SMC Corp.	1,900	523,908
Snap-On, Inc.	9,395	1,137,547
Stanley Black & Decker, Inc.	25,702	2,282,081

		$25,198,798

Marine — 0.1%
Kirby Corp.(1)	3,948	$465,272
Nippon Yusen KK	153,000	403,398

		$868,670

Media — 3.5%
British Sky Broadcasting Group PLC	447,757	$6,386,421
Cablevision Systems Corp.	25,804	451,828
Comcast Corp., Class A	287,003	15,435,021
Dentsu, Inc.	41,200	1,569,318
Hakuhodo DY Holdings, Inc.	20,900	211,578
IMAX Corp.(1)	13,812	379,278
Interpublic Group of Cos., Inc.	50,333	922,101
Liberty Global PLC, Series A(1)	11,898	506,141
Liberty Global PLC, Series C(1)	29,666	1,216,751
Omnicom Group, Inc.	30,682	2,112,763
ProSiebenSat.1 Media AG	27,382	1,085,567
Time Warner Cable, Inc.	26,148	3,751,976
Time Warner, Inc.	22,926	1,724,264
Time, Inc.(1)	2,865	67,127
Twenty-First Century Fox, Inc., Class A	60,000	2,057,400
Walt Disney Co. (The)	109,205	9,722,521
Wolters Kluwer NV	961	25,627

		$47,625,682

Metals & Mining — 1.5%
BHP Billiton PLC	189,390	$5,238,641
Daido Steel Co., Ltd.	85,000	338,811
Dowa Holdings Co., Ltd.	105,000	874,965
Freeport-McMoRan, Inc.	20,000	653,000
Glencore PLC	483,787	2,679,376
JFE Holdings, Inc.	8,400	167,802
Mitsubishi Materials Corp.	80,000	258,848
Nucor Corp.	23,673	1,284,971
Pacific Metals Co., Ltd.(1)	42,000	146,470
Rio Tinto PLC	141,107	6,914,221
Sumitomo Metal Mining Co., Ltd.	51,000	717,761
United States Steel Corp.	15,000	587,550

		$19,862,416

Multi-Utilities — 1.6%
Centrica PLC	778,444	$3,879,723
CMS Energy Corp.	137,634	4,082,224
Consolidated Edison, Inc.	24,350	1,379,671
Dominion Resources, Inc.	27,793	1,920,218
GDF Suez	294,016	7,374,052
NiSource, Inc.	42,420	1,738,372
Public Service Enterprise Group, Inc.	6,502	242,134
Veolia Environnement SA	37,663	664,114

		$21,280,508

Security	Shares	Value
Multiline Retail — 1.1%
Isetan Mitsukoshi Holdings, Ltd.	71,332	$928,352
Macy’s, Inc.	48,120	2,799,622
Marks & Spencer Group PLC	432,844	2,830,146
Next PLC	41,584	4,450,943
Nordstrom, Inc.	19,173	1,310,858
Target Corp.	41,968	2,630,554

		$14,950,475

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.	23,006	$2,333,729
BP PLC	962,053	7,037,740
Chevron Corp.	74,362	8,872,874
ConocoPhillips	63,945	4,893,071
ENI SpA	230,830	5,476,724
Exxon Mobil Corp.	103,554	9,739,254
Idemitsu Kosan Co., Ltd.	12,400	263,374
Marathon Petroleum Corp.	13,958	1,181,824
Newfield Exploration Co.(1)	28,252	1,047,302
Phillips 66	36,105	2,935,697
Royal Dutch Shell PLC, Class A	291,192	11,129,478
Royal Dutch Shell PLC, Class B	234,515	9,271,311
Total SA	199,276	12,903,938
Williams Cos., Inc.	82,384	4,559,954
WPX Energy, Inc.(1)	16,500	396,990

		$82,043,260

Paper & Forest Products — 0.1%
International Paper Co.	29,828	$1,423,989
OJI Paper Co., Ltd.	95,000	359,651

		$1,783,640

Personal Products — 0.3%
Estee Lauder Cos., Inc. (The), Class A	25,480	$1,903,866
Kao Corp.	61,054	2,382,489

		$4,286,355

Pharmaceuticals — 8.4%
AbbVie, Inc.	48,532	$2,803,208
Actavis PLC(1)	19,130	4,615,686
Allergan, Inc.	17,063	3,040,456
Astellas Pharma, Inc.	292,000	4,348,923
AstraZeneca PLC	117,424	8,414,934
Bayer AG	26,130	3,635,684
Chugai Pharmaceutical Co., Ltd.	99,100	2,868,521
Eisai Co., Ltd.	43,946	1,777,535
Eli Lilly & Co.	17,949	1,163,993
GlaxoSmithKline PLC	118,141	2,698,829
Hisamitsu Pharmaceutical Co., Inc.	3,300	118,508
Johnson & Johnson	71,483	7,619,373
Mallinckrodt PLC(1)	6,475	583,721
Merck & Co., Inc.	137,776	8,167,361
Mitsubishi Tanabe Pharma Corp.	10,000	146,735
Novartis AG	218,832	20,607,052
Pfizer, Inc.	109,562	3,239,748

Security	Shares	Value
Roche Holding AG PC	75,965	$22,432,687
Sanofi	124,447	14,071,298
Takeda Pharmaceutical Co., Ltd.	20,531	892,531
UCB SA	9,177	831,557

		$114,078,340

Professional Services — 0.3%
Equifax, Inc.	15,217	$1,137,319
Experian PLC	29,123	462,776
Intertek Group PLC	7,167	303,734
Robert Half International, Inc.	36,884	1,807,316

		$3,711,145

Real Estate Investment Trusts (REITs) — 0.7%
American Tower Corp.	17,793	$1,665,959
AvalonBay Communities, Inc.	5,904	832,287
British Land Co. PLC (The)	107,910	1,226,222
Intu Properties PLC	189,600	987,779
Japan Real Estate Investment Corp.	74	380,604
Nippon Building Fund, Inc.	80	421,257
Simon Property Group, Inc.	26,522	4,360,747
Washington Prime Group, Inc.	13,261	231,802

		$10,106,657

Real Estate Management & Development — 0.4%
Capital & Counties Properties PLC	189,600	$1,007,594
CBRE Group, Inc., Class A(1)	41,385	1,230,790
Daito Trust Construction Co., Ltd.	6,300	744,991
Heiwa Real Estate Co., Ltd.	40,500	638,024
Nomura Real Estate Holdings, Inc.	27,400	471,215
NTT Urban Development Corp.	44,300	465,763
Sumitomo Realty & Development Co., Ltd.	36,000	1,282,591

		$5,840,968

Road & Rail — 0.7%
Central Japan Railway Co.	5,500	$741,888
CSX Corp.	115,014	3,687,349
East Japan Railway Co.	11,200	838,910
Hankyu Hanshin Holdings, Inc.	128	745
Kansas City Southern	15,468	1,874,722
Keio Corp.	76,000	561,573
Ryder System, Inc.	14,154	1,273,435
Tobu Railway Co., Ltd.	135,000	678,804

		$9,657,426

Semiconductors & Semiconductor Equipment — 3.5%
Advanced Micro Devices, Inc.(1)	190,688	$650,246
ARM Holdings PLC	320,204	4,665,119
Cree, Inc.(1)	17,003	696,273
Cypress Semiconductor Corp.(1)	217,447	2,147,289
Intel Corp.	597,506	20,805,159
Marvell Technology Group, Ltd.	164,177	2,213,106
NXP Semiconductors NV(1)	54,841	3,752,769
ROHM Co., Ltd.	11,200	705,208
Sumco Corp.	40,300	488,687
Texas Instruments, Inc.	157,242	7,498,871
Tokyo Electron, Ltd.	62,400	4,066,934

		$47,689,661

Security	Shares	Value
Software — 4.0%
Citrix Systems, Inc.(1)	34,110	$2,433,407
Compuware Corp.	19,657	208,561
Electronic Arts, Inc.(1)	53,174	1,893,526
Konami Corp.	33,000	688,169
Microsoft Corp.	899,340	41,693,403
Oracle Corp.	156,176	5,978,417
Oracle Corp. Japan	7,000	273,221
Trend Micro, Inc.	40,097	1,358,618

		$54,527,322

Specialty Retail — 2.3%
CarMax, Inc.(1)	5,464	$253,803
Fast Retailing Co., Ltd.	43,000	14,408,955
Gap, Inc. (The)	52,447	2,186,515
Groupe FNAC SA(1)	922	34,264
Home Depot, Inc. (The)	87,658	8,041,745
Lowe’s Companies, Inc.	68,079	3,602,741
Tiffany & Co.	24,739	2,382,613
USS Co., Ltd.	27,200	416,102
Yamada Denki Co., Ltd.	43,600	127,261

		$31,453,999

Technology Hardware, Storage & Peripherals — 5.2%
Apple, Inc.	618,363	$62,300,072
Brother Industries, Ltd.	22,000	406,562
Canon, Inc.	34,800	1,132,250
Hewlett-Packard Co.	78,955	2,800,534
Konica Minolta, Inc.	66,500	718,901
NEC Corp.	77,000	266,141
NetApp, Inc.	20,000	859,200
Nokia Oyj	235,000	1,995,404
Ricoh Co., Ltd.	28,000	300,813

		$70,779,877

Textiles, Apparel & Luxury Goods — 1.1%
Adidas AG	11,824	$882,253
Asics Corp.	20,000	451,074
Christian Dior SA	10,660	1,785,806
Coach, Inc.	16,626	592,052
Hanesbrands, Inc.	15,679	1,684,552
Kering SA	7,380	1,487,954
LVMH Moet Hennessy Louis Vuitton SA	15,000	2,435,732
NIKE, Inc., Class B	49,232	4,391,494
Onward Holdings Co., Ltd.	30,000	187,318
Swatch Group, Ltd. (The), Bearer Shares	2,352	1,114,605

		$15,012,840

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	143,584	$1,395,637

		$1,395,637

Tobacco — 2.1%
British American Tobacco PLC	243,393	$13,715,334
Imperial Tobacco Group PLC	143,738	6,188,774
Japan Tobacco, Inc.	76,500	2,485,900
Lorillard, Inc.	5,156	308,896

Security	Shares	Value
Philip Morris International, Inc.	64,219	$5,355,864

		$28,054,768

Trading Companies & Distributors — 0.4%
Marubeni Corp.	147,000	$1,005,905
Mitsubishi Corp.	77,500	1,587,219
Sumitomo Corp.	97,400	1,075,015
Veritiv Corp.(1)	570	28,534
Wolseley PLC	47,906	2,509,266

		$6,205,939

Transportation Infrastructure — 0.1%
ADP	6,667	$798,314
Kamigumi Co., Ltd.	46,000	435,605

		$1,233,919

Wireless Telecommunication Services — 1.6%
KDDI Corp.	72,100	$4,337,264
SoftBank Corp.	133,598	9,331,668
T-Mobile US, Inc.(1)	10,717	309,400
Vodafone Group PLC	2,557,042	8,426,023

		$22,404,355

Total Common Stocks (identified cost $743,496,863)		$1,360,846,038

Rights — 0.0%(2)

Security	Shares	Value
Banks — 0.0%(2)
Banco Bilbao Vizcaya Argentaria SA, Exp. 10/17/14(1)	1,093,541	$109,115

Total Rights (identified cost $110,986)		$109,115

Total Investments — 99.7% (identified cost $743,607,849)		$1,360,955,153

Call Options Written — (0.5)%

Exchange-Traded Options — (0.2)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
NASDAQ 100 Index	150	$4,105	10/3/14	$(69,750)
NASDAQ 100 Index	200	4,150	10/10/14	(132,000)
NASDAQ 100 Index	205	4,125	10/18/14	(437,675)
NASDAQ 100 Index	145	4,080	10/24/14	(718,475)
S&P 500 Index	475	2,010	10/3/14	(15,437)
S&P 500 Index	535	2,015	10/10/14	(104,325)
S&P 500 Index	535	2,025	10/18/14	(127,063)
S&P 500 Index	615	2,000	10/24/14	(750,300)

				$(2,355,025)

Over-the-Counter Options — (0.3)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Dow Jones Euro Stoxx 50 Index	Citibank N.A.	26,550	EUR	3,275	10/17/14	$(788,049)
Dow Jones Euro Stoxx 50 Index	Credit Suisse International	30,600	EUR	3,250	10/17/14	(1,339,200)
FTSE 100 Index	Citibank N.A.	6,800	GBP	6,850	10/17/14	(33,072)
FTSE 100 Index	Deutsche Bank AG	7,200	GBP	6,800	10/17/14	(84,624)
Nikkei 225 Index	UBS AG	930,000	JPY	16,125	10/10/14	(1,483,929)
SMI Index	Bank of America N.A.	3,050	CHF	8,900	10/17/14	(152,867)
SMI Index	Societe Generale	3,250	CHF	8,850	10/17/14	(246,465)

						$(4,128,206)

Total Call Options Written (premiums received $11,249,352)						$(6,483,231)

Other Assets, Less Liabilities — 0.8%						$10,746,190

Net Assets — 100.0%						$1,365,218,112

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.0%	$747,902,189
Japan	11.3	154,418,580
United Kingdom	11.1	151,477,564
Switzerland	5.9	80,801,759
France	5.4	73,806,796
Germany	4.8	64,825,600
Spain	1.9	26,270,062
Netherlands	1.5	21,012,766
Italy	1.4	18,579,152
Ireland	0.5	6,481,036
Belgium	0.4	4,928,694
Finland	0.3	3,551,679
Bermuda	0.2	2,436,946
Denmark	0.2	2,111,312
Sweden	0.1	1,971,740
Canada	0.0 (1)	379,278

Total Investments	100.0%	$1,360,955,153

(1)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$748,036,958

Gross unrealized appreciation	$628,829,102
Gross unrealized depreciation	(15,910,907)

Net unrealized appreciation	$612,918,195

Written options activity for the fiscal year to date ended September 30, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	1,001,510	$13,876,769
Options written	9,212,775	113,125,129
Options terminated in closing purchase transactions	(6,707,915)	(83,695,914)
Options expired	(2,496,060)	(32,056,632)

Outstanding, end of period	1,010,310	$11,249,352

All of the securities of the Fund, unless otherwise pledged, are subject to segregation to satisfy the requirements of the escrow agent with respect to exchange-traded options. At September 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $6,483,231.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$122,365,706	$69,545,638	$—	$191,911,344
Consumer Staples	50,060,328	76,969,654	—	127,029,982
Energy	45,638,589	47,135,854	—	92,774,443
Financials	81,561,542	113,095,885	—	194,657,427
Health Care	109,867,208	86,690,729	—	196,557,937
Industrials	47,923,234	73,684,165	—	121,607,399

Asset Description	Level 1	Level 2	Level 3	Total
Information Technology	$261,126,775	$39,298,852	$—	$300,425,627
Materials	12,252,448	43,624,367	—	55,876,815
Telecommunication Services	14,450,167	32,714,985	—	47,165,152
Utilities	14,290,643	18,549,269	—	32,839,912
Total Common Stocks	$759,536,640	$601,309,398 *	$—	$1,360,846,038
Rights	$109,115	$—	$—	$109,115
Total Investments	$759,645,755	$601,309,398	$—	$1,360,955,153

Liability Description
Call Options Written	$(2,355,025)	$(4,128,206)	$—	$(6,483,231)
Total	$(2,355,025)	$(4,128,206)	$—	$(6,483,231)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of December 31, 2013 whose fair value was determined using Level 3 inputs. At September 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 1. Schedule of Investments

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter A. Row, III
Walter A. Row, III
President

Date:	November 24, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 24, 2014